Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) segment step facility shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($) shares	Feb. 09, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding | shares	60,825,914	63,783,222	0
Noncurrent deferred income tax liabilities	$ 135,957	$ 143,039
Weighted Average Number of Shares Outstanding, Diluted | shares	62,568,000	63,857,000	63,875,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements | shares	357,000	261,000	0
Number of operating segments | segment	2
Number of Cities with Manufacturing Operations | facility	11
Shares Issued in Connection with Spin-Off | shares				2
Number of weeks in an interim quarterly period	13
Advertising expense	$ 65,775	$ 52,941	$ 44,341
Maximum term of original maturity to classify investments as cash equivalents (in months)	3 months
Number of steps involved in the process of impairment testing | step	2
Workers' Compensation Liability	$ 8,558	8,439
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Product Warranty Term	P1Y
Minimum | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
New Accounting Pronouncement, Early Adoption, Effect
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncurrent deferred income tax liabilities		(50,343)
Current deferred income tax assets		(50,343)
New Accounting Pronouncement, Early Adoption, Effect | Other Noncurrent Assets
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred finance costs, net		(10,335)
New Accounting Pronouncement, Early Adoption, Effect | Long-term Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred finance costs, net		$ 10,335